Impairment of Assets (Tables)	12 Months Ended
Dec. 31, 2011
Asset Impairment Charges [Abstract]
Details Of Impairment Of Long Lived Assets Held And Used By Asset [Text Block]

	Impairment of assets

	Impairments are made up as follows:
		2011	2010	2009
		$	$	$
	South Africa
	Impairment of abandoned shaft pillar development at TauTona(1)	9	-	-
	Impairment and write-off of Savuka(2)	3	16	-
	Impairment and write-off of waste wash plant at Kopanang mine(3)	2	-	-
	Below 120 level at TauTona(4)	-	47	-
	Impairment of Tau Lekoa(5)	-	8	4
	Continental Africa
	Impairment and write-off of vehicles and mining equipment at Obuasi mine	2	-	-
	Impairment of Iduapriem obsolete tailings storage facility(6)	-	8	-
	Impairment and write-off of vehicles and heavy mining equipment at Geita mine	-	5	-
	Impairment and write-off of tailings treatment plant at Obuasi mine(7)	-	3	-
	Impairment and write-off of oxide treatment plant at Obuasi mine(8)	-	-	4
	Americas
	Write-off of mining assets at Serra Grande	-	3	-
	Other
	Impairment and write-off of various minor tangible assets and equipment	1	1	-
		17	91	8

(1)	Due to a change in the mine plan resulting from safety related concerns following seismic activity, the VCR shaft pillar and ore pass development have been abandoned and is no longer expected to generate future cash flows.
(2)	Due to a further change in the mine plan during 2011, the Savuka assets have been abandoned and are not expected to generate future cash flows.
(3)	The use of the waste wash plant was discontinued as it did not yield the desired benefit.
(4)	Due to a change in the mine plan resulting from safety related concerns following seismic activity, a portion of the below 120 level development has been abandoned and is not expected to generate future cash flows.
(5)	Following the classification of Tau Lekoa as held for sale in 2009, impairment testing was performed on the held for sale asset. As the estimated fair value less costs to sell did not support the carrying value, an impairment was recorded for held for sale assets. The sale of Tau Lekoa was concluded effective August 1, 2010.
(6)	The use of the tailings storage facility was discontinued as no further economic benefit is expected to be derived.
(7)	Due to safety related concerns the use of the tailings treatment plant was discontinued.
(8)	Due to damage suffered by the leach tanks of the treatment plant, its use was discontinued in 2009.

The following estimates and assumptions were used by management when reviewing goodwill and long-lived assets for impairment:

—	the gold price assumption represented management’s best estimate of the future price of gold. In arriving at the estimated long-term gold price, management considered all available market information including current prices, historical averages, and forward pricing curves. The long-term gold price is based on a range of economic and market conditions expected to exist over the remaining useful life of the assets; (1)
—	proven and probable ore reserves as well as value beyond proven and probable reserves estimates. For these purposes proven and probable ore reserves of approximately 75.6 million ounces (including joint ventures) as at December 31, 2011 were determined;
—	the real pre-tax discount rate is commensurate with the risks involved which is consistent with the basis used in 2010. The risk factors considered were country risk as well as asset risk for cash flows relating to mines that are not yet in production and deep level mining projects. The country risk factor was based on the Company’s internal assessment of country risk relative to the issues experienced in the countries in which it operates and explores;
—	foreign currency cash flows were translated at estimated forward exchange rates and then discounted using appropriate discount rates for that currency; and
—	cash flows used in impairment calculations were based on life of mine plans.

Estimates and assumptions used by management included the following:

		2011	2010	2009
		$ per ounce	$ per ounce	$ per ounce
(1)	Long-term real gold price	1,530	1,113	906

The real pre-tax discount rates applied in the 2011 impairment calculations on reporting units with significant assigned goodwill were as follows:

Percentage
Australasia
Sunrise Dam	8.4%
Americas
Cripple Creek	7.4%